Term Loan Payable (Details) (Predecessor, USD $) In Thousands, unless otherwise specified					12 Months Ended		0 Months Ended		0 Months Ended			0 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Term Loan	Dec. 31, 2011 Term Loan	Jul. 12, 2011 PGHI Term Loan	Jul. 12, 2011 OAC Merger Term Loan	Jul. 12, 2011 OAC Merger Term Loan Eurodollar	Dec. 31, 2012 OAC Merger Term Loan Eurodollar	Dec. 31, 2011 OAC Merger Term Loan Eurodollar	Jul. 12, 2011 OAC Merger PGHI Term Loan
Term loan payable
Loan amount								$ 176,489
Variable rate basis									Eurodollar base rate
Interest rate (as a percent)										8.75%	8.75%
Maximum amount of distributions to fund costs of defending certain litigation												9,000
Principal payment at closing							10,000
Member's capital free of limitations on payment of dividends					0
Total J.G. Wentworth, LLC member's capital	37,996	442,818	324,723	193,452
Interest expense related to borrowings					14,509	9,091
Schedule of estimated principal payments
2013					142,441
Total					$ 142,441